ACCOUNTS PAYABLE AND ACCRUED EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

5.    ACCOUNTS PAYABLE AND ACCRUED EXPENSES:

Accounts payable and accrued expenses consist of the following:

	June 30,	December 31,
	2022	2021
Accounts payable	$457	$510
Accrued expenses – lab refurbishments	118	131
Accrued expenses – technical fees	58	66
Accrued expenses – variable rent & utilities	9	20
Accrued expenses – audit & accounting fees	167	191
Accrued expenses – other	67	112
Credit card liabilities	34	10
Payroll and social security liabilities	280	383
Total accounts payable and accrued expenses	$1,190	$1,423

5.    ACCOUNTS PAYABLE AND ACCRUED EXPENSES:

Accounts payable and accrued expenses consist of the following:

	December 31,
	2021	2020
Accounts payable	$510	$227
Accrued expenses – lab refurbishments	131	132
Accrued expenses – technical fees	66	45
Accrued expenses – variable rent & utilities	20	67
Accrued expenses – audit & accounting fees	191	250
Accrued expenses – other	112	6
Credit card liabilities	10	6
Payroll and social security liabilities	383	128
Total accounts payable and accrued expenses	$1,423	$861